CONDENSED BALANCE SHEET (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 46,587	$ 2,059
Prepaid expenses	5,226	1,817
Advances to stockholder	16,096	4,369
Total current assets	67,909	8,245
Propery and Equipment
Property and equipment, net	134,889	21,793
Total Assets	202,798	30,038
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	131,877	42,348
Advances from Greenmark Acquisition Corp	0	0
Advances from stockholder	4,775	2,975
Total current liabilities	136,652	45,323
Total Liabilities	136,652	45,323
Stockholders' Equity:
Common stock; $0.0001 par value; 300,000,000 shares authorized, 191,500,000 shares issued and outstanding as of September 30, 2011 and 205,000,000 shares issued and outstanding as of December 31, 2010	19,150	20,500	[1]
Common stock subscribed	0	191,900
Additional paid-in capital	1,049,450	140,500	[1]
Common stock subscritions receivable	0	(61,915)
Accumulated deficit	(1,002,454)	(306,270)
Total Stockholders' Equity (Deficit)	66,146	(15,285)	[1]
Total Liabilities and Stockholders' Equity (Deficit)	$ 202,798	$ 30,038

[1]	The capital accounts of the Company have been retroactively restated to reflect the recapitalization effect of the merger transaction. See Note 5.